Interest income and expense	9 Months Ended
Jul. 31, 2019
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Interest income and expense
17.	Interest income and expense

	For the three months ended						For the nine months ended
	July 31, 2019		April 30, 2019		July 31, 2018		July 31, 2019		July 31, 2018
($ millions)	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost(1)	$7,970	$4,055	$7,641	$3,892	$6,781	$3,004	$23,181	$11,658	$19,335	$8,289
Measured at FVOCI(1)	378	–	378	–	299	–	1,109	–	865	–
	8,348	4,055	8,019	3,892	7,080	3,004	24,290	11,658	20,200	8,289
Other(2)	92	11	82	16	51	42	242	33	147	87
Total	$8,440	$4,066	$8,101	$3,908	$7,131	$3,046	$24,532	$11,691	$20,347	$8,376
(1)	The interest income/expense on financial assets/liabilities are calculated using the effective interest method.
(2)	Includes dividend income on equity securities designated at FVOCI.